FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Opening balance	$ 1,942	$ 1,046
Increase in contingent consideration	2,459	1,192
Decrease in contingent consideration	(750)	(315)
Amortization of interest	330	19
Closing balance	$ 3,981	$ 1,942